Credit Risk (Summary of Gross Maximum Credit Risk Exposure) (Details) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	$ 1,911,864	$ 1,829,314
Credit exposure	2,729,144	2,599,205
Unconditionally cancellable commitments to extend credit [member]
Disclosure of credit risk exposure [line items]
Credit exposure	450,574	430,163
Amounts receivable from brokers dealers and clients [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	22,115	30,416
Other assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	12,761	12,504
Credit instruments [member]
Disclosure of credit risk exposure [line items]
Credit exposure	366,706	339,728
Cash and due from banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	6,437	6,721
Interest bearing deposits with banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	169,930	98,348
Securities purchased under reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	208,217	204,333
Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	78,061	87,382
Trading loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	23,518	17,261
Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	0	17,569
Residential mortgages [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	331,284	319,938
Consumer installment and other personal [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	226,333	215,745
Credit card [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	38,542	36,726
Business and government [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	353,390	323,538
Loans at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	230	421
Non trading loans at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	3,057	3,495
Non trading loans at fair value through profit or loss [member] | Government and government insured securities [member] | Securities excluding equity securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	271	288
Non trading loans at fair value through profit or loss [member] | Other debt securities [member] | Securities excluding equity securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	1,376	2,683
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Government and government insured securities [member] | Securities excluding equity securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	3,056	2,720
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Other debt securities [member] | Securities excluding equity securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	3,361	3,098
Trading securities [member] | Government and government insured securities [member] | Securities excluding equity securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	46,575	51,493
Trading securities [member] | Other debt securities [member] | Securities excluding equity securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	22,482	20,685
Trading securities [member] | Retained interest [member] | Securities excluding equity securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	1	3
Financial assets available-for-sale, category [member] | Government and government insured securities [member] | Securities excluding equity securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	78,422	52,927
Financial assets available-for-sale, category [member] | Other debt securities [member] | Securities excluding equity securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	10,830	13,004
Debt securities carried at amortized cost [member] | Government and government insured securities [member] | Securities excluding equity securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	205,098	230,304
Debt securities carried at amortized cost [member] | Other debt securities [member] | Securities excluding equity securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	$ 66,517	$ 77,712